RELATED PARTIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Payroll and related amounts, related party	$ 100,000	$ 147,000	$ 334,000
Severance pay expenses	0	15,000	52,000
Mr. Tzvika Shukhman [Member]
Related Party Transaction [Line Items]
Severance pay expenses		290,000
Special bonus payment, as a percent of DSL profits		12.00%
One-time special bonus payment		133,000
Accrued vacation		65,000
Accrued recreation pay		1,200
CEO services, monthly fee	$ 8,300
Quarterly bonus, percent of DSL services gross profits	29.00%
Post employment, percent of bonus payable	50.00%
Number of securities called by warrants	100,000
Exercise price of warrants issued	1.50
Vesting period	24 months
Contract termination notice period	90 days
Length of non-compete agreement	12 months